GENERAL - Senior Secured Credit Facility and subordinated Debt (Details) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Jan. 31, 2025 $ / shares shares	Jan. 22, 2025 USD ($) $ / shares shares	Feb. 28, 2021 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2021 USD ($)	Oct. 26, 2018 USD ($)
Line of Credit Facility [Line Items]
Stock issued during period, value				$ 2,704	$ 1,280	$ 5,846
Gross proceeds of subordinated debt			$ 12,000				$ 12,000
Subordinated promissory note term							2 years
Consideration unsecured subordinated promissory note				3,223	$ 500	$ 211	$ 7,601
Subordinated Debt				$ 11,373
Certain Institutional Investor [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 7,000						$ 5,000
Consideration unsecured subordinated promissory note							$ 12,000
Subsequent Event [Member]
Line of Credit Facility [Line Items]
Stock issued during period, shares | shares	545,454
Ordinary shares, price per share | $ / shares	$ 11
Credit Facility [Member]
Line of Credit Facility [Line Items]
Interest rate to be paid per annum in cash or in kind				4.00%
Unused Fee (as a percent)				0.50%
Credit Facility [Member] | EBITDA Leverage Ratio Greater Than or Equal to 2.50 Times [Member]
Line of Credit Facility [Line Items]
Interest Margin				8.00%
EBITDA Leverage Ratio				2.5
Credit Facility [Member] | EBITDA Leverage Ratio Less Tan 2.50x [Member]
Line of Credit Facility [Line Items]
Interest Margin				7.00%
EBITDA Leverage Ratio				2.5
Credit Facility [Member] | Fortress [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 18,375						$ 20,000
Current borrowing capacity										1,000
Gross draw down amount								$ 4,000
Credit Facility [Member] | Fortress [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 4,374,175
Stock issued during period, shares | shares		100,000
Ordinary shares, price per share | $ / shares		$ 43.74
Ordinary shares, outstanding, shares | shares		14,000,000
Incremental Term Loan [Member] | Fortress [Member]
Line of Credit Facility [Line Items]
Current borrowing capacity										10,000
Initial Term Loan [Member] | Fortress [Member]
Line of Credit Facility [Line Items]
Current borrowing capacity										$ 10,000